Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Abbey Capital Futures Strategy Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]		1.12%	(3.27%)	17.13%	3.37%	7.92%	8.85%	(6.15%)	(0.09%)	(3.81%)	4.12%
ABBEY CAPITAL MULTI ASSET FUND | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]		9.02%	5.04%	4.13%	14.63%	24.89%	21.64%
Adara Smaller Companies Fund | Adara Smaller Companies Fund Shares
Prospectus [Line Items]
Annual Return [Percent]		15.99%	15.08%	(20.75%)	26.50%	30.96%	25.14%	(6.22%)	17.15%	19.47%	(3.22%)
Aquarius International Fund | Aquarius International Fund Shares
Prospectus [Line Items]
Annual Return [Percent]		4.01%	14.79%	(17.87%)	7.25%	10.77%	18.31%
Aquarius International Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		30.11%	41.05%	(31.44%)	26.28%	42.64%	30.16%	1.47%	25.81%
Boston Partners All-Cap Value Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		9.99%	12.41%	(2.42%)	25.59%	4.12%	27.88%	(11.87%)	17.87%	14.82%	0.95%
Boston Partners Global Equity Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		7.21%	14.11%	(3.07%)	21.76%	3.26%	18.77%	(13.15%)	20.37%	8.50%	0.80%
Boston Partners Global Sustainability Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		8.02%	16.42%	(6.17%)
Boston Partners Long/Short Equity Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		13.28%	15.20%	7.20%	32.03%	(6.35%)	9.12%	(15.47%)	2.77%	22.48%	(1.09%)
Boston Partners Long/Short Research Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		13.48%	4.74%	6.48%	23.80%	(8.25%)	12.58%	(10.59%)	10.10%	3.62%	1.52%
Boston Partners Small Cap Value Fund II | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		14.02%	16.68%	(11.49%)	25.78%	1.60%	28.02%	(16.34%)	9.78%	25.97%	(4.33%)
WPG Partners Select Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		7.95%	19.73%	3.46%
WPG Partners Small Cap Value Diversified Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		10.57%	14.30%	2.04%	40.06%	(1.31%)	23.35%	(21.77%)	5.68%	19.63%	(13.74%)
Campbell Systematic Macro Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]		11.64%	(1.83%)	30.94%	9.05%	3.46%	11.71%	(7.01%)	4.10%	(11.36%)	(3.53%)
Free Market U.S. Equity Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		12.21%	17.10%	(10.35%)	31.75%	5.67%	22.47%	(11.87%)	13.44%	21.22%	(4.27%)
Free Market International Equity Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		5.90%	16.14%	(10.51%)	14.50%	2.72%	17.71%	(19.65%)	27.74%	8.10%	(2.92%)
Free Market Fixed Income Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		3.92%	5.44%	(6.52%)	(1.05%)	3.28%	4.78%	0.66%	1.05%	1.30%	0.19%
Matson Money U.S. Equity VI Portfolio | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		12.19%	16.40%	(9.77%)	31.26%	5.60%	22.69%	(12.30%)	13.32%	20.58%	(4.30%)
Matson Money International Equity VI Portfolio | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		5.47%	15.67%	(10.69%)	14.31%	2.57%	17.36%	(19.31%)	27.18%	7.70%	(3.74%)
Matson Money Fixed Income VI Portfolio | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		3.75%	5.27%	(7.04%)	(1.34%)	3.23%	4.52%	0.59%	0.86%	0.74%	(0.27%)
Motley Fool 100 Index ETF | Motley Fool 100 Index ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		34.67%	46.72%	(30.46%)	25.29%	41.62%	34.23%
Motley Fool Global Opportunities ETF | Motley Fool Global Opportunities ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		15.57%	28.08%	(28.40%)	8.12%	36.02%	31.40%	(3.84%)	30.60%	2.87%	(1.37%)
Motley Fool Mid-Cap Growth ETF | Motley Fool Mid-Cap Growth ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		17.71%	21.77%	(27.72%)	5.15%	32.68%	30.39%	(11.20%)	29.39%	7.60%	(2.74%)
Motley Fool Small-Cap Growth ETF | Motley Fool Small-Cap Growth ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		15.57%	25.14%	(32.99%)	(2.29%)	57.90%	38.33%
Motley Fool Next Index ETF | Motley Fool Next Index ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		15.96%	17.93%	(27.88%)
Motley Fool Capital Efficiency 100 Index ETF | Motley Fool Capital Efficiency 100 Index ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		27.73%	41.08%	(25.64%)
Oakhurst Fixed Income Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]		2.29%	6.69%	(12.27%)	(0.60%)	6.71%	7.35%	0.74%	4.13%	3.13%	1.80%
Optima Strategic Credit Fund | Founders Class
Prospectus [Line Items]
Annual Return [Percent]		7.60%	1.84%	(0.94%)
SGI U.S. Large Cap Equity Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	17.63%	10.46%	(12.00%)	17.45%	11.47%	27.01%	0.19%	16.41%	8.84%	3.57%
SGI Global Equity Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]		9.17%	13.41%	(13.05%)	15.99%	4.27%	24.02%	(2.84%)	24.60%	(10.31%)	9.08%
SGI Small Cap Core Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]		5.39%	21.14%	(13.23%)	19.70%	21.56%	24.05%	(16.00%)	17.07%	19.77%	(7.69%)
SGI Peak Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]		10.38%	14.09%	(14.28%)	11.13%
SGI Prudent Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]		9.18%	11.33%	(12.85%)	7.49%
SGI U.S. Large Cap Core ETF | SGI U.S. Large Cap Core ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		19.87%
SGI Dynamic Tactical ETF | SGI Dynamic Tactical ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		13.27%
SGI Enhanced Market Leaders ETF | SGI Enhanced Market Leaders ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		12.92%	18.71%	(14.34%)	20.54%	9.41%	30.54%	(6.49%)	17.61%	12.36%	(3.37%)
F/m US Treasury 30 Year Bond ETF | F/m US Treasury 30 Year Bond ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		(7.99%)
F/m US Treasury 20 Year Bond ETF | F/m US Treasury 20 Year Bond ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		(4.92%)
F/m US Treasury 10 Year Note ETF | F/m US Treasury 10 Year Note ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		(1.76%)	3.12%
F/m US Treasury 7 Year Note ETF | F/m US Treasury 7 Year Note ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		0.09%
F/m US Treasury 5 Year Note ETF | F/m US Treasury 5 Year Note ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		1.16%
F/m US Treasury 3 Year Note ETF | F/m US Treasury 3 Year Note ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		2.92%
F/m US Treasury 2 Year Note ETF | F/m US Treasury 2 Year Note ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		3.72%	3.47%
F/m US Treasury 12 Month Bill ETF | F/m US Treasury 12 Month Bill ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		4.87%	4.71%
F/m US Treasury 6 Month Bill ETF | F/m US Treasury 6 Month Bill ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		5.18%
F/m US Treasury 3 Month Bill ETF | F/m US Treasury 3 Month Bill ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		5.16%	5.12%
F/m Opportunistic Income ETF | F/m Opportunistic Income ETF Shares
Prospectus [Line Items]
Annual Return [Percent]		5.30%

[1]	The returns in the bar chart are for Class I Shares. Class A Shares and Class C Shares would have substantially similar annual returns because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses. The Fund’s Class A Shares are subject to a sales charge (load). Sales charges (loads) or account fees are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.